Cover	Apr. 17, 2023
Cover [Abstract]
Entity Registrant Name	NOBLE ROMAN’S, INC.
Entity Central Index Key	0000709005
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 17, 2023
Entity Incorporation State Country Code	IN
Entity File Number	0-11104
Entity Tax Identification Number	35-1281154
Entity Address Address Line 1	6612 E
Entity Address Address Line 2	75th Street
Entity Address Address Line 3	Suite 450
Entity Address City Or Town	Indianapolis
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46250
City Area Code	317
Local Phone Number	634-3377
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false